OPERATING SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2011
OPERATING SEGMENT AND GEOGRAPHIC INFORMATION
21.	OPERATING SEGMENT AND GEOGRAPHIC INFORMATION

The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group has determined that the business segments that constitute its primary reporting segments are ODP, Brand name phone sales and Game considering the differences in products, which is consistent with the Group’s internal financial reporting structure.

The Group uses gross profit as the measure of each operating segment.

The financial information for each operating segment reflects that information which is specifically identifiable or which is allocated based on an internal allocation method. Selected financial information by operating segment[1] is as follows:

	Year ended December 31,
	2009	2010	2011
Revenues
- ODP	$210,588	$222,549	$212,784
- Brand name phone sales	—	38,462	67,535
- Game	488	10,866	43,481

Total net revenues	211,076	271,877	323,800

Cost of sales
- ODP	(172,801)	(180,517)	(174,991)
- Brand name phone sales	—	(22,066)	(41,280)
- Game	(64)	(2,202)	(22,293)

Total cost of revenues	(172,865)	(204,785)	(238,564)

Gross profit	$38,211	$67,092	$85,236

[1]	The Group’s chief operating decision maker only reviews revenue and cost for each operating segment. Expenses are not allocated to each segment.

	Year ended December 31,
	2010	2011
Assets
- ODP	$208,131	$220,720
- Brand name phone sales	31,675	53,855
- Game	19,703	34,433
Reconciling amounts	44,444	58,401

Total assets	$303,953	$367,409

Reconciling amounts:
Corporate assets	$44,444	$58,401

The corporate assets mainly represent the office buildings and construction of office building in progress which cannot be allocated to the operating segments.

	Year ended December 31,
	2009	2010	2011
Total expenditures for purchase of long-lived assets:
- ODP	$733	$3,254	$10,396
- Brand name phone sales	—	—	—
- Game	334	953	24
Corporate assets	288	75	15,545

Total capital expenditure	$1,355	$4,282	$25,965

Revenues for the Group’s products and services are shown in the table below:

	Year ended December 31,
	2009	2010	2011
Net revenues:
- Products sales	$206,106	$219,037	$208,870
- Design fees	2,335	1,752	13
- Component sales	2,147	1,760	3,901

Revenues related to ODP	210,588	222,549	212,784

Revenue related to Brand name phone sales	—	38,462	67,535

- Motion sensor game device	—	5,097	42,848
- Wireless gaming service	470	5,625	601
- Others	18	144	32

Revenue related to Game	488	10,866	43,481

Total net revenues	$211,076	$271,877	$323,800

Geographic information

Revenues, classified by the major geographic areas in which the Group’s customers are located (for design fees and wireless gaming service related revenue, based on the address of the customer who contracted with the Group; for product sales, based on the address to which the Group ships product), are as follows:

Geographic information—continued

	Year ended December 31,
	2009	2010	2011
Revenues from the PRC	$192,644	$257,044	$316,349
Revenues from countries other than the PRC	18,432	14,833	7,451

Total revenues	$211,076	$271,877	$323,800